Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue:				$ 50,000
Costs and expenses:
Selling, general and administrative (including stock-based compensation)	$ 148,000	$ 40,000	315,000	325,000
Sales and marketing	8,000	17,000
Professional Services	278,000	280,000	1,262,000	722,000
Research & Development	50,000	179,000	1,147,000	1,226,000
Amortization	280,000	280,000	1,120,000	1,113,000
Other General Expenses			184,000	68,000
Other operating expenses	7,000	7,000
Total costs and expenses	771,000	803,000	4,028,000	3,454,000
Operating loss	(771,000)	(803,000)	(4,028,000)	(3,404,000)
Other income (expense):
Interest income	3,000	3,000	13,000	24,000
Other income		52,000	52,000	66,000
Interest expense	(230,000)	(101,000)	(444,000)	(462,000)
Impairment of investment				(4,100,000)
Loss from operations before income taxes	(998,000)	(849,000)	(4,407,000)	(7,876,000)
Income tax benefit				621,000
Net loss	(998,000)	(849,000)	(4,407,000)	(7,255,000)
Loss from operations attributed to noncontrolling interest	36,000	192,000	71,000	204,000
Net loss attributable to common stockholders	$ (962,000)	$ (657,000)	$ (4,336,000)	$ (7,051,000)
Loss per common share:
Basic	$ (0.10)	$ (0.01)	$ (0.07)	$ (0.10)
Diluted	$ (0.10)	$ (0.01)	$ (0.07)	$ (0.10)
Shares used in computing loss per common share:
Basic	10,000,000	70,496,041	60,248,078	70,496,041
Diluted	10,000,000	70,496,041	60,248,078	70,496,041